SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 21, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Accounting Policies [Abstract]
Gross proceeds	$ 190,000,000	$ 190,000,000		$ 190,000,000
Less: Proceeds allocated to Share Rights		(1,577,000)		(1,577,000)
Less: Class A ordinary shares issuance costs		(12,508,055)		(12,508,055)
Plus: Remeasurement of carrying value to redemption value		21,043,361		21,043,361
Gross proceeds, beginning		196,958,306
Remeasurement of carrying value to redemption value		1,609,968	$ 15,504,819	21,043,361
Gross proceeds, ending		198,568,274		196,958,306
Gross proceeds		$ 198,568,274		$ 196,958,306